Intangible assets and goodwill, net	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net

9.	Intangible assets and goodwill, net

(a)	Intangible assets
The movement of intangible assets and amortization for the years ended December 31, 2021, 2020 and 2019, is as follows:

	2021						2020	2019
Description	Software	In-transit-software	Present value of acquired in-force business (PVIF)	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	898,245	199,945	137,900	81,486	430,646	1,748,222	1,553,949	1,414,612
Additions and transfers	143,196	26,481	—	851	—	170,528	196,056	142,539
Disposals and write-offs	(43)	(10,563)	—	—	—	(10,606)	(1,783)	(3,202)

Balance as of December 31	1,041,398	215,863	137,900	82,337	430,646	1,908,144	1,748,222	1,553,949

Amortization
Balance as of January 1	(639,222)	—	(43,668)	(22,747)	—	(705,637)	(574,687)	(460,066)
Amortization of the year	(136,927)	—	(13,790)	(7,041)	—	(157,758)	(131,199)	(114,964)
Disposals and write-offs	—	—	—	—	—	—	249	343

Balance as of December 31	(776,149)	—	(57,458)	(29,788)	—	(863,395)	(705,637)	(574,687)

Net book value	265,249	215,863	80,442	52,549	430,646	1,044,749	1,042,585	979,262

Management assesses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2021, 2020 and 2019.

(b)	Goodwill
In 2017, IFS acquired 99.39 percent of Seguros Sura’s capital stock and 99.42 percent of Hipotecaria Sura’s capital stock. In March 2018, Interseguro merged with Seguro Sura, using the method of absorption, originating the transfer of all the assets and liabilities of Seguros Sura to the absorbing company and extinguishing without having to liquidate.
The goodwill resulting from the purchase of Seguros Sura and Hipotecaria Sura represents the future synergies that are expected to arise from the combination of operations, distribution channels, workforce and other efficiencies not included in the intangible assets of the present value of acquired in-force
business.
The goodwill recorded by the Group has been allocated to the CGU (cash generated unit) comprised of the merged entity.
The recoverable amount for the CGU was determined based on the income approach, specifically the dividend discount model.
As of December 31, 2021 and 2020, the key assumptions used for the calculation of fair value are:

•	Perpetuity growth rate: 4.5%.

•	Discount rate: 12.5% (2021 and 2020)
10-year
cash flows and a perpetuity estimates were included in the dividend discount model. The estimated growth rates are based on the historical performance and the expectations of Management over the development of the market. Long-term perpetuity growth rate was determined based on reports from the sector.
The discount rate represents the assessment of the CGU specific risks. The discount rate was established considering the Company’s capital structure, the cost of capital coming from the benefits that the Group’s investors expect to obtain, from the specific risk incorporated by applying comparable individual beta factors adapted to the CGU’s debt structure and from the country and market specific risk premiums for the CGU. Beta factors are assessed on an annual basis using available market information.
The key assumptions described above can change if the market conditions and the economy change. As of December 31, 2021 and 2020, the Group estimates that the reasonableness of possible changes in these assumptions would not make the recoverable amount of the CGU decrease to an amount lower than its book value.
As of December 31, 2019, Hipotecaria Sura Empresa Administradora Hipotecaria S.A., company dedicated to grant mortgage loans and acquired as part of the acquisition of the Sura Group in 2017, was extinguished. Due to this, the decrease in its corresponding goodwill was recorded for an amount of
S/2,233,000 in “Other expenses” of the consolidated statement of income; see Note 21.